Risk Management and Report - Schedule of Use of Var (Details) $ in Millions	12 Months Ended
Mar. 31, 2024 CLP ($)
Schedule of Use of Var [Abstract]
Maximum	$ 2,605
Minimum	334
Average	$ 1,078